Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Detail of Equity Instruments - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	$ 11,912	$ 6,545
Equity instruments issued in Chile [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	10,601	5,700
Equity instruments issued by foreign institutions [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	$ 1,311	$ 845